Real Estate Investments (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of purchase price allocation
The financial information set forth below summarizes the Company’s purchase price allocation for the properties acquired during the years ended December 31, 2016 and 2015 (in thousands).

	December 31, 2016	December 31, 2015
Assets
Land	$92,518	$123,176
Building and improvements	262,571	362,147
Acquired lease intangible asset	19,321	26,507
Deferred charges	6,830	8,612
Assets acquired	$381,240	$520,442
Liabilities
Mortgage notes assumed	$17,618	$—
Acquired lease intangible liability	32,615	37,480
Liabilities assumed	$50,233	$37,480

Business Acquisition, Pro Forma Information
The pro forma financial information set forth below is presented for informational purposes only and may not be indicative of what actual results of operations would have been had the transactions occurred as if they occurred on January 1 of each year, nor does it purport to represent the results of future operations. The below pro forma financial information does not include asset acquisitions that occurred during the three months ended December 31, 2016 (in thousands).

	Year Ended December 31,
	2016	2015
Statement of operations:
Revenues	$245,116	$235,199
Net income attributable to Retail Opportunity Investments Corp.	$33,169	$26,763

Condensed Income Statement
The following table summarizes the operating results included in the Company’s historical consolidated statement of operations for the year ended December 31, 2015 for the properties acquired during the year ended December 31, 2015 (in thousands).

Year Ended December 31, 2015
Statement of operations:
Revenues	$12,706
Net income attributable to Retail Opportunity Investments Corp.	$2,849
The following table summarizes the operating results included in the Company’s historical consolidated statement of operations for the year ended December 31, 2016 for the properties acquired during the year ended December 31, 2016 (in thousands).

Year Ended December 31, 2016
Statement of operations:
Revenues	$15,230
Net income attributable to Retail Opportunity Investments Corp.	$2,513